UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $214,476 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            Common Stock     002824100     7865   149471 SH       Sole                   124571             24900
AMERISERV FINANCIAL INC        Common Stock     03074A102      195   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored Adr    035128206     7670   182221 SH       Sole                   152121             30100
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     7388   245045 SH       Sole                   202145             42900
AVISTA CORP                    Common Stock     05379b107     9376   364969 SH       Sole                   304269             60700
BANK OF UTICA NY NON VTG       Common Stock     065437204      255     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      395     8716 SH       Sole                     8716
BRT REALTY TRUST               Common Stock     055645303      126    20000 SH       Sole                    20000
CHEVRON CORP                   Common Stock     166764100      452     4392 SH       Sole                     4392
CISCO SYSTEMS INC              Common Stock     17275r102     6499   416351 SH       Sole                   341151             75200
DELL INC                       Common Stock     24702R101     7294   437567 SH       Sole                   358767             78800
ELI LILLY & CO                 Common Stock     532457108     7008   186725 SH       Sole                   152325             34400
ENCANA CORP                    Common Stock     292505104     6921   224771 SH       Sole                   184271             40500
EXXON MOBIL CORP               Common Stock     30231G102      369     4531 SH       Sole                     4531
FIRST CAROLINA INV INC         Common Stock     319420105      136    24700 SH       Sole                    24700
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     5245   816997 SH       Sole                   684997            132000
GENERAL ELECTRIC CO            Common Stock     369604103     7924   420131 SH       Sole                   350531             69600
HUDSON CITY BANCORP INC        Common Stock     443683107     5976   729645 SH       Sole                   587345            142300
INTEL CORP                     Common Stock     458140100     8235   371634 SH       Sole                   311734             59900
ISHARES GOLD TRUST             Ishares          464285105      147    10050 SH       Sole                    10050
ISHARES SILVER TRUST           Ishares          46428Q109     5573   164693 SH       Sole                   139893             24800
L 3 COMMUNICATIONS INC         Common Stock     502424104     9285   106177 SH       Sole                    90177             16000
LEVEL 3 COMMUNICATIONS, INC.   Common Stock     52729N100       98    40000 SH       Sole                    40000
M & T BANK CORP                Common Stock     55261F104     2505    28483 SH       Sole                    28483
MERCK & CO INC NEW             Common Stock     58933y105     7218   204529 SH       Sole                   168329             36200
MICROSOFT CORP                 Common Stock     594918104     6522   250856 SH       Sole                   206756             44100
NEWMONT MINING CORP            Common Stock     651639106     8007   148357 SH       Sole                   123757             24600
OMEROS CORPORATION             Common Stock     682143102       81    19639 SH       Sole                    19639
PAN AMERN SILVER CORP          Common Stock     697900108      245     7940 SH       Sole                     7940
PFIZER INC                     Common Stock     717081103     8498   412516 SH       Sole                   335616             76900
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     7609   301001 SH       Sole                   249901             51100
PROSHARES SHORT S&P500         Common Stock     74347R503     5976   146073 SH       Sole                   146073
RADIOSHACK CORP                Common Stock     750438103     5838   438642 SH       Sole                   346142             92500
REDWOOD TRUST INC              Common Stock     758075402     5271   348599 SH       Sole                   286999             61600
SAFEWAY INC NEW                Common Stock     786514208     7421   317563 SH       Sole                   246663             70900
SEACO LTD ORD                  Common Stock     G79441104       14    20000 SH       Sole                    20000
SOUTHWEST AIRLINES CO          Common Stock     844741108     8823   772584 SH       Sole                   628684            143900
SPDR GOLD TR GOLD SHS          Ishares          78463V107     6153    42143 SH       Sole                    36543              5600
TECO ENERGY INC                Common Stock     872375100     7501   397109 SH       Sole                   327809             69300
TIDEWATER INC                  Common Stock     886423102      870    16159 SH       Sole                     2759             13400
TOTAL S A ADR                  Sponsored Adr    89151E109     7379   127575 SH       Sole                   102075             25500
WAL-MART STORES INC            Common Stock     931142103     5789   108944 SH       Sole                    84644             24300
WASHINGTON FEDERAL INC         Common Stock     938824109     8324   506658 SH       Sole                   412058             94600
                                                            214476
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